Common Stock - Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares subject to options outstanding, beginning balance (in shares)	33,802,000	33,802,000	33,802,000	36,247,000
Options granted (in shares)	0	0	0
Options exercised (in shares)	(12,346,000)		(2,191,000)
Options forfeited (in shares)	(28,000)		(254,000)
Shares subject to options outstanding, ending balance (in shares)	21,428,000		33,802,000	33,802,000	36,247,000
Exercisable (in shares)	19,231,000		28,291,000
Vested and expected to vest (in shares)	21,428,000		33,802,000
Weighted Average Exercise Price [Abstract]
Shares subject to options outstanding, weighted-average exercise price (in dollars per share)	$ 2.51		$ 2.42	$ 2.38
Options granted (in dollars per share)	0		0
Options exercised (in dollars per share)	2.27		1.90
Options forfeited (in dollars per share)	2.98		1.94
Exercisable (in dollars per share)	2.07		1.95
Vested and expected to vest (in dollars per share)	$ 2.51		$ 2.42
Options outstanding, weighted-average remaining contractual term (in years)	4 years 10 months 13 days		5 years 11 months 1 day	6 years 11 months 1 day
Exercisable, weighted-average remaining contractual term (in years)	4 years 7 months 20 days		5 years 7 months 9 days
Vested and expected to vest, weighted-average remaining contractual term (in years)	4 years 10 months 13 days		5 years 11 months 1 day
Options outstanding, aggregate intrinsic value	$ 4,359		$ 4,744	$ 1,070
Options exercised, aggregate intrinsic value	1,880	$ 57	129	$ 47	$ 24
Exercisable, aggregate intrinsic value	3,921		3,983
Vested and expected to vest, aggregate intrinsic value	$ 4,359		$ 4,744
Options granted, weighted-average grant date fair value (in dollars per share)			$ 0	$ 11.78	$ 2.74